Investments - Narrative (Details)	Dec. 31, 2020	Jan. 01, 2019	Dec. 31, 2018
TP Fund
Investment [Line Items]
Equity Method Investment, Ownership Percentage	86.10%
TP GP
Investment [Line Items]
Equity Method Investment, Ownership Percentage	13.90%
TP Fund
Investment [Line Items]
Annual investment management fee		1.25%	1.50%